Fully Benefit-Responsive Investment Contract	12 Months Ended
Mar. 31, 2026
EBP 001
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
Fully Benefit-Responsive Investment Contract

4. Fully Benefit-Responsive Investment Contract

In fiscal year 2020, the Plan entered into a group annuity contract named Empower Investments Fixed Accounts with Empower Annuity Insurance Company of America ("EAICA"). The contract was a traditional investment contract. Under the contract, the participant principal and interest were fully guaranteed by the general account assets of EAICA. The investment strategy employed sought to achieve consistent returns to support a competitive crediting rate. Bonds invested in the general account segment had an average maturity between three and seven years; were investment-grade in quality; and were diversified across a range of fixed-income asset classes such as asset-backed securities, mortgage-backed securities, commercial mortgage-backed securities, commercial mortgages, and private equity.

This contract met the fully benefit-responsive investment contract criteria and therefore was reported at contract value. Contract value was the relevant measure for the fully benefit-responsive investment contracts because this was the amount received by the participant if they were to initiate permitted transactions under the terms of the Plan. Contract value represented contributions made under each contract, plus earnings, less participant withdrawals, and administrative expenses. The contract issuer was contractually obligated to repay the principal and interest at a specified interest rate that was guaranteed to the Plan.

The crediting rate was based on a formula established by the contract issuer but could not be less than zero percent. Each quarter an interest rate was established for new deposits received in that quarter and that interest rate was guaranteed for the remainder of the current calendar year. A renewal interest rate was then established each subsequent calendar year and was guaranteed for one calendar year. The contract did not have a maturity date, and in December 2025, it was replaced with the Viasat Stable Value Fund, which is recorded under common/collective trusts.

The Plan’s ability to receive amounts due in accordance with the fully benefit-responsive investment contract was dependent upon the third-party issuer’s ability to meet its financial obligations. The issuer’s ability to meet its contractual obligations could have been affected by future economic and regulatory developments.

Certain events could have limited the ability of the Plan to transact at contract value with the contract issuer. Examples of such events included, but were not limited to the Plan’s failure to qualify under Section 401(a) of the Code or the failure of the trust to be tax-exempt under section 501(a) of the Code; premature termination of the contract; Plan terminations or merger; changes to the Plan’s prohibition or competing investment options; and bankruptcy of the Plan Sponsor or other events of the Sponsor, such as divestitures, that could have significantly affected the Plan’s normal operations.

No events were probable of occurring that might have limited the ability of the Plan to transact at contract value with the contract issuer as that would have limited the ability of the Plan to transact at contract value with the participants.